UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                                 December 31, 2010
Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Summit Partners, L.P.
Address:     222 Berkeley St., 18th Floor
Boston, MA 02116

Form 13F File Number: 28-11703

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robin W. Devereux
       -----------------
Title: Power of Attorney for Martin J. Mannion, Member of Summit Master
       ----------------------------------------------------------------
       Company, LLC , General Partner
       ------------------------------
Phone: (617) 824-1000
       --------------

Signature, Place and Date of Signing:

/s/ Robin W. Devereux             Boston, MA                    January 31, 2011
---------------------            ----------                    ----------------
(Signature)                   (City, State)                      (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total            2

Form 13F Information Table Value Total     $727,714
                                           --------
                                          (thousands)



List of Other Included Managers:     None

                           FORM 13F INFORMATION TABLE

COLUMN 1     COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
--------     --------   --------    --------          --------          --------    --------            --------
NAME OF      TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER        CLASS      CUSIP      (x1000)     PRN AMNT  PRN   CALL   DISCRETION    MANAGER     SOLE   SHARED   NONE
------        -----      -----      -------     --------  ---   ----   ----------    -------     ----   ------   ----
Global Cash
Access
Holdings,
Inc.         Common     378967103   15,312      4,800,034  SH              SOLE        N/A    4,800,034

Fleetcor
Technologies
Inc.         Common     339041105  712,402     23,040,170  SH              SOLE        N/A   23,040,170